Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Subsequent Events [Abstract]
Subsequent event

18 .	Subsequent events :
On October 11, 2022, the Company announced the closing of a registered direct offering of 3,208,557
of its Common Shares and warrants to purchase up to
 6,417,114
Common Shares in the concurrent Private Placement. The combined purchase price for one Common Share and one warrant was $1.87. The warrants have an exercise price of $1.62 per Common Share, are exercisable immediately following the date of issuance and will expire five years from the date of issuance. The Company received gross proceeds of approximately
 $6.0

million and net proceeds of $5.15 million after deducting the placement agent fees and expenses, and the Company’s offering expenses. Based on the fair value of the warrants as at the date of closing, the Company expects to record the full proceeds to liabilities and a loss on initial recognition of approximately $1.0 million. Consequently, no value will be attributed to the common shares issued on October 11, 2022.
On November 8, 2022, Sprout entered into an agreement to issue an additional $525,000 of Secured Promissory Notes, on the same terms as the Secured Promissory Note entered into with MSEC discussed in note 9. In connection with this financing, Neptune will issue common shares to the holders of these Secured Promissory Notes for a value of $105,000.
On January 12, 2023, the Company entered into a Note Purchase Agreement among the purchasers named therein and the Company, pursuant to which the Company issued and sold $4 million in aggregate principal amount of senior secured promissory notes. The Company may also issue and sell, and the purchasers have agreed to purchase, up to an additional $1 million in aggregate principal amount of senior secured promissory notes to occur not later than February 28, 2023. The second closing will occur only in the event that the Company completes an incremental equity issuance by February 28, 2023, and the aggregate principal amount of the second closing will not exceed the lesser of $1 million or 25% of the proceeds actually received from any such incremental equity issuance. The notes may be prepaid or redeemed in whole or in part by the Company, subject to the payment of a premium in an amount equal to ten percent (10%) of the principal amount of notes being repaid (other than principal in respect of PIK interest), less the aggregate amount of cash interest paid on the Notes being repaid on or before the date of such prepayment.
The notes are due and payable no later than January 12, 2024, unless earlier accelerated in accordance with the terms of the Note Purchase Agreement, with interest accruing at a rate of 16.5% per annum from the date of issuance and payable on the last business day of each calendar month in which the notes are outstanding. For the first six interest payment dates following the initial closing, interest will be paid in kind and thereafter payments shall be made in cash on the interest payment date in arrears. Under the terms of the Note Purchase Agreement, the Company issued to the purchasers of the initial notes warrants to purchase a total of 850,000 common shares of the Company exercisable at an exercise price of $0.53 per share at any time until January 12, 2028.

On January 23, 2023, Sprout entered into an accounts receivable factoring facility with Alterna Capital Solutions, LLC (“Alterna”), pursuant to which Sprout agreed to sell certain of its accounts receivable to Alterna. The maximum amount available to Sprout under the facility is $5 million, and funds deployed to Sprout incur a usage fee of the primate rate plus 1%, with a minimum interest rate of 8% per annum. The facility has a one-year term and renews automatically. The Company provided a commercial guaranty in connection with this agreement.

25.	Subsequent events:
On June 8, 2022, Neptune announced that the launch of a new Consumer Packaged Goods (“CPG”) focused strategic plan to reduce costs, improve the Corporation’s path to profitability and enhance current shareholder value. This plan builds on the Corporation’s initial strategic review that took place in fall of 2021 and focuses on two primary actions: (1) planned accelerated divestiture of the Canadian cannabis business and (2) a realignment of focus and operational resources toward increasing the value of Neptune’s consumer products business. With the planned divestiture of its cannabis business, Neptune is renewing its focus on the core brands – Sprout Organics and Biodroga Solutions.
On June 9, 2022, Neptune announced the completion of the Corporation’s proposed consolidation of its common shares (the “Common Shares”) on the basis of one (1) post-consolidation Common Share for every thirty-five
(35) pre-consolidation
Common Shares (the “Share Consolidation”). The post-Share Consolidation Common Shares commenced trading on the NASDAQ and the TSX at the market open on June 13, 2022. The Share Consolidation reduced the number of Common Shares issued and outstanding from approximately 198 million Common Shares to approximately 5.7
 million Common Shares as at June 13, 2022.
On June 23, 2022, Neptune closed agreements with several institutional investors for the purchase and sale of an aggregate of 1,300,000 common shares of the Corporation, 645,526 pre-funded
warrants and accompanying series of warrants to purchase up to an aggregate of 2,591,052 common shares warrants, at an offering price of $2.57 per share and accompanying warrants in a registered direct offering priced at-the-market
under Nasdaq rules. Each series of warrants have an exercise price of $2.32 per share and are immediately exercisable upon issuance. One series of warrants will expire two years following the date of issuance and one series of warrants will expire five years following the date of issuance. The gross proceeds from the offering are $5 million, prior to deducting placement agent’s fees and other offering expenses payable by Neptune. The
Pre-funded
warrants were fully exercised on June 24, 2022 for $64.55.

(b)	(Unaudited)
On July 13, 2022, Neptune announced that Sprout has entered into an amendment of each of its existing Promissory notes. In connection with this amendment, investment funds managed by MSEC have financed an additional $3 million in Promissory notes to Sprout. The maturity date of the note facility of February 1,

2024 is consistent with the maturity date of the existing Promissory notes with MSEC and Neptune. The $13.0 million of amended Promissory notes are secured, have a 10% interest rate per annum, increasing by 1% per annum every three months during the term of the Promissory notes. The interest will be compounded and added to the principal amount on a quarterly basis. The amended Promissory notes may be converted, in whole or in part, at any time upon the mutual consent of Sprout, the Corporation and MSEC, into common shares of the Corporation. MSEC was issued 372,670 common shares of Neptune, of an approximate value of $570,000, in connection with this financing.
On October 11, 2022, the Corporation closed a registered direct offering of 3,208,557 common shares and 6,417,114
warrants in a concurrent private placement. The Corporation received gross proceeds of approximately $6.0 million in connection with the offering, before deducting placement agent fees and related offering expenses. The net proceeds to the Corporation from the offering, after deducting the placement agent fees and expenses, and the Corporation’s offering expenses were approximately $5.15 million.
On October 17, 2022, the Corporation announced that it had entered into a binding agreement for the sale of its Canadian cannabis business, including the Sherbrooke building, for $3.8 million (C$5.15 million) to be paid to the Corporation in cash.
The transaction closed on November 9, 2022
.
The Corporation
recorded

a loss on remeasurement of the assets to fair value less cost of sale in the in the
 amount of $15.3
 million in the six-months ended September 30, 2022
.
On October 21, 2022, the Corporation announced that it had agreed to settle and resolve a putative shareholder class action lawsuit filed against Neptune and certain of its current and former officers and directors (refer to note 22(b)iii) , captioned Gong v. Neptune Wellness Solutions, Inc. pending in the United States District Court for the Eastern District of New York, for a gross payment to the class of between $
4
and $
4.25

million, with the exact amount being within the Corporation’s control and dependent on the type of consideration used. The settlement is subject to court approval and certification by the court of the class. The Corporation recorded a litigation settlement expense of $
4.0 million in the six-months ended September 30, 202
2
On August 26, 2022, Sprout entered into an additional $
250,000
Secured Promissory Note, which is on the same terms as the Secured Promissory Note entered into with MSEC discussed above. Neptune issued
36,765
common shares for a value of $
75,736
in connection with this Secured Promissory Note in connection with this commitment.

On

November 8, 2022, Sprout entered into an agreement to issue an additional $525,000 of Secured Promissory Notes, on the same terms as the Secured Promissory Note entered into with MSEC discussed above. In connection with this financing, Neptune will issue common shares to the holders of these Secured Promissory Notes for a value of $105,000.
On January 12, 2023, the Company entered into a Note Purchase Agreement among the purchasers named therein and the Company, pursuant to which the Company issued and sold $4 million in aggregate principal amount of senior secured promissory notes. The Company may also issue and sell, and the purchasers have agreed to purchase, up to an additional $1 million in aggregate principal amount of senior secured promissory notes to occur not later than February 28, 2023. The second closing will occur only in the event that the Company completes an incremental equity issuance by February 28, 2023, and the aggregate principal amount of the second closing will not exceed the lesser of $1 million or 25% of the proceeds actually received from any such incremental equity issuance. The notes may be prepaid or redeemed in whole or in part by the Company, subject to the payment of a premium in an amount equal to ten percent (10%) of the principal amount of notes being repaid (other than principal in respect of PIK interest), less the aggregate amount of cash interest paid on the Notes being repaid on or before the date of such prepayment.

The notes are due and payable no later than January 12, 2024, unless earlier accelerated in accordance with the terms of the Note Purchase Agreement, with interest accruing at a rate of 16.5% per annum from the date of issuance and payable on the last business day of each calendar month in which the notes are outstanding. For the first six interest payment dates following the initial closing, interest will be paid in kind and thereafter payments shall be made in cash on the interest payment date in arrears. Under the terms of the Note Purchase Agreement, the Company issued to the purchasers of the initial notes warrants to purchase a total of 850,000 common shares of the Company exercisable at an exercise price of $0.53 per share at any time until January 12, 2028.
On January 23, 2023, Sprout entered into an accounts receivable factoring facility with Alterna Capital Solutions, LLC (“Alterna”), pursuant to which Sprout agreed to sell certain of its accounts receivable to Alterna. The maximum amount available to Sprout under the facility is $5 million, and funds deployed to Sprout incur a usage fee of the primate rate plus 1%, with a minimum interest rate of 8% per annum. The facility has a one-year term and renews automatically. The Company provided a commercial guaranty in connection with this agreement.